Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	$ 1,696,280	$ 1,712,180
New loans	2,696,439	1,284,355
Scheduled repayments	(638,811)	(429,131)
Early repayments	(2,861,080)	(865,000)
Remeasurement	27,158
Other changes	8,100	(109)
Translation differences	2,627	(6,015)
Carrying amount of liability at the end of the period	930,713	1,696,280
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	221,345	102,493
Carrying amount of liability at the end of the period	30,409	221,345
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,317,288	1,373,194
Carrying amount of liability at the end of the period	604,656	1,317,288
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,538,633	1,475,687
Carrying amount of liability at the end of the period	635,065	1,538,633
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	157,647	236,493
Carrying amount of liability at the end of the period	295,648	157,647
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,333,183	1,205,148
New loans	2,124,850	1,038,450
Scheduled repayments	(72,644)	(44,470)
Early repayments	(2,861,080)	(865,000)
Remeasurement	0
Other changes	4,050	(945)
Translation differences	0	0
Carrying amount of liability at the end of the period	528,359	1,333,183
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	221,304	102,419
Carrying amount of liability at the end of the period	30,203	221,304
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,042,938	1,073,416
Carrying amount of liability at the end of the period	332,032	1,042,938
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,264,242	1,175,835
Carrying amount of liability at the end of the period	362,235	1,264,242
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	68,941	29,313
Carrying amount of liability at the end of the period	166,124	68,941
Other notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	197,556	263,920
New loans	0	0
Scheduled repayments	0	(67,200)
Early repayments	0	0
Remeasurement	0
Other changes	4,396	836
Translation differences	0	0
Carrying amount of liability at the end of the period	201,952	197,556
Other notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	0	0
Other notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	197,556	196,895
Carrying amount of liability at the end of the period	198,219	197,556
Other notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	197,556	196,895
Carrying amount of liability at the end of the period	198,219	197,556
Other notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	67,025
Carrying amount of liability at the end of the period	3,733	0
Lease liabilities
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	28,679	39,051
New loans	2,312	14,060
Scheduled repayments	(21,311)	(24,290)
Early repayments	0	0
Remeasurement	27,158
Other changes	0	0
Translation differences	18	(142)
Carrying amount of liability at the end of the period	36,856	28,679
Lease liabilities | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	41	74
Carrying amount of liability at the end of the period	206	41
Lease liabilities | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	5,783	16,685
Carrying amount of liability at the end of the period	3,157	5,783
Lease liabilities | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	5,824	16,759
Carrying amount of liability at the end of the period	3,363	5,824
Lease liabilities | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	22,855	22,292
Carrying amount of liability at the end of the period	33,493	22,855
Other borrowings
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	136,862	204,061
New loans	569,277	231,845
Scheduled repayments	(544,856)	(293,171)
Early repayments	0	0
Remeasurement	0
Other changes	(346)	0
Translation differences	2,609	(5,873)
Carrying amount of liability at the end of the period	163,546	136,862
Other borrowings | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	0	0
Other borrowings | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	71,011	86,198
Carrying amount of liability at the end of the period	71,248	71,011
Other borrowings | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	71,011	86,198
Carrying amount of liability at the end of the period	71,248	71,011
Other borrowings | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	65,851	117,863
Carrying amount of liability at the end of the period	$ 92,298	$ 65,851